Document and Entity Information	May 09, 2023
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001302215
Document Type	8-K/A
Document Period End Date	May 09, 2023
Entity Registrant Name	Houlihan Lokey, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37537
Entity Tax Identification Number	95-2770395
Entity Address, Address Line One	10250 Constellation Blvd.
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90067
City Area Code	310
Local Phone Number	788-5200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.001
Trading Symbol	HLI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	Houlihan Lokey, Inc. (the “Company”) is filing this amendment to its Current Report on Form 8-K dated May 9, 2023, filed with the Securities and Exchange Commission (the “SEC”) on May 10, 2023 (the “Prior Report”), in order to revise certain financial information for the fiscal year and fourth fiscal quarter ended March 31, 2023 that was included in Exhibit 99.1 to the Prior Report (the “Original Earnings Release”). Certain financial information contained in the Original Earnings Release is accordingly revised as set forth below due to a subsequent event that occurred following the filing of the Prior Report.